Commitments and contingencies - Summary of assessments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	$ 320,924
Tax Assessments Penalties And Interest Expense	476,386
Amount of tax debt	797,310
Year 2003 - 2005 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	8,684
Tax Assessments Penalties And Interest Expense	39,366
Amount of tax debt	48,050
Year 2006 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	10,840
Tax Assessments Penalties And Interest Expense	51,955
Amount of tax debt	62,795
Year 2007 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	11,579
Tax Assessments Penalties And Interest Expense	22,102
Amount of tax debt	33,681
Year 2008 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	16,906
Tax Assessments Penalties And Interest Expense	16,923
Amount of tax debt	33,829
Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	56,000
Tax Assessments Penalties And Interest Expense	51,604
Amount of tax debt	107,604
Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	53,566
Tax Assessments Penalties And Interest Expense	125,047
Amount of tax debt	178,613
Year 2011 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	40,802
Tax Assessments Penalties And Interest Expense	66,506
Amount of tax debt	107,308
Year 2012 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	869
Tax Assessments Penalties And Interest Expense	6,917
Amount of tax debt	7,786
Year 2013 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	48,402
Tax Assessments Penalties And Interest Expense	65,849
Amount of tax debt	114,251
Year 2014 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	5,434
Tax Assessments Penalties And Interest Expense	724
Amount of tax debt	6,158
Year 2015 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	2,986
Tax Assessments Penalties And Interest Expense	23,205
Amount of tax debt	26,191
Year 2016 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	60,041
Tax Assessments Penalties And Interest Expense	3,268
Amount of tax debt	63,309
Year 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	4,815
Tax Assessments Penalties And Interest Expense	2,920
Amount of tax debt	$ 7,735